Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Year	Summary Compensation Table Total for Matt Salem(1) ($)	Compensation Actually Paid to Matt Salem(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)(4) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)(4)(5)(6) ($)	Value of Initial Fixed $100 Investment Based On:(7)		Net Income Attributable to Common Stockholders ($ in thousands)	Company Selected Measure: Distributable Earnings ($ in thousands)(9)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return(8) ($)
2025	688,188	588,399	493,326	452,448	78	112	(69,885)	26,324
2024	915,688	650,106	564,870	453,774	86	98	13,071	(70,683)
2023	1,027,088	1,073,836	695,996	707,224	102	98	(53,919)	57,558
2022	1,463,000	674,410	667,210	397,990	94	85	15,371	109,614
2021	1,979,366	2,470,598	722,166	878,242	126	117	125,635	92,393

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for our Chief Executive Officer (the “PEO”) for each corresponding year, as reported in the “Total” column of the Summary Compensation Table.

(2)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Salem in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Salem during the applicable year.

Description	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)
Reported Summary Compensation Total	1,979,366	1,463,000	1,027,088	915,688	688,188
Change in Pension Value Deduction(a)	—	—	—	—	—
Pension Service Cost Addition(a)	—	—	—	—	—
Prior Pension Service Cost Addition(a)	—	—	—	—	—
Reported Stock Awards Deduction(b)	(1,979,366)	(1,463,000)	(1,027,088)	(915,688)	(688,188)
Equity Award Adjustments(c)	2,470,598	674,410	1,073,836	650,106	588,399
Compensation Actually Paid	2,470,598	674,410	1,073,836	650,106	588,399

(a)	The Company has no pension plans.
(b)
Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Mr. Salem did not receive option awards in the years shown.

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	667,875	(149,618)	—	(95,276)	—	165,418	588,399
2024	820,625	(263,446)	—	(114,124)	—	207,051	650,106
2023	1,008,788	(72,428)	—	(187,408)	—	324,884	1,073,836
2022	1,396,000	(610,647)	—	(372,519)	—	261,576	674,410
2021	2,034,050	211,185	—	225,363	—	—	2,470,598

(3)
The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO named executive officers (the “Other NEOs”) for each corresponding year in the “Total” column of the “Summary Compensation Table” set forth above.

(4)
For fiscal year 2025, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer, Kendra L. Decious, our Chief Financial Officer and Treasurer and Kelly Galligan, our former General Counsel and Secretary. As previously disclosed, Ms. Galligan resigned from her role as General Counsel and Secretary effective as of January 30, 2026.

For fiscal year 2024, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer, Kendra L. Decious, our Chief Financial Officer and Treasurer, Kelly Galligan, our General Counsel and Secretary, and Vincent J. Napolitano, our former General Counsel and Secretary. As previously disclosed, Mr. Napolitano stepped down from his role as General Counsel and Secretary effective as of October 22, 2024, and was succeeded by Ms. Galligan.
For fiscal year 2023, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer, Kendra L. Decious, our Chief Financial Officer and Treasurer, and Vincent J. Napolitano, our former General Counsel and Secretary.
For fiscal year 2022, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer; Kendra L. Decious, our Chief Financial Officer and Treasurer; Vincent J. Napolitano, our former General Counsel and Secretary; and Mostafa Nagaty, our former Chief Financial Officer and Treasurer. As previously disclosed, Mostafa Nagaty stepped down from his role as Chief Financial Officer and Treasurer of the Company on March 1, 2022 and was succeeded by Kendra Decious.
For fiscal year 2021, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer; Mostafa Nagaty, our former Chief Financial Officer and Treasurer; and Vincent J. Napolitano, our former General Counsel and Secretary.
(5)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the Other NEOs, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by or paid to our Other NEOs as a group during the applicable year.

Description	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)
Average Reported Summary Compensation Total	722,166	667,210	695,996	564,870	493,326
Average Change in Pension Value Deduction(a)	—	—	—	—	—
Average Pension Service Cost Addition(a)	—	—	—	—	—
Average Prior Pension Service Cost Addition(a)	—	—	—	—	—
Average Reported Stock Awards Deduction(b)	(466,210)	(461,577)	(471,450)	(413,233)	(293,624)
Average Equity Award Adjustments(c)	622,286	192,357	482,678	302,137	252,746
Average Compensation Actually Paid to Other NEOs	878,242	397,990	707,224	453,774	452,448

(a)	The Company has no pension plans.
(b)
Average total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Other NEOs did not receive option awards in the years shown.

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	284,957	(61,519)	—	(34,459)	—	63,767	252,746
2024	370,333	(105,953)	—	(39,048)	—	76,805	302,137
2023	463,050	(21,965)	—	(57,393)	—	98,986	482,678
2022	440,438	(178,622)	—	(113,102)	(34,140)	77,783	192,357
2021	479,090	73,237	—	69,959	—	—	622,286

(6)
When calculating amounts of “compensation actually paid” for purposes of this table the fair value of each equity award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 505 and ASC Topic 718, as appropriate, without taking into account estimated forfeitures using the market price of the Company’s common stock on the relevant valuation date.

(7)
Total shareholder return as calculated based on a fixed investment of one hundred ($100) dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table as required by the Rule.

(8)
Total shareholder return for the FTSE NAREIT All Mortgage Capped Index, which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025.

(9)
For purposes of the Rule, we have identified Distributable Earnings as our Company-Selected Metric. We define Distributable Earnings as net income (loss) attributable to our stockholders or, without duplication, owners of our subsidiaries, computed in accordance with GAAP, including realized losses not otherwise included in GAAP net income (loss) and excluding (i) non-cash equity compensation expense, (ii) depreciation and amortization, (iii) any unrealized gains or losses or other similar non-cash items that are included in net income for the applicable reporting period, regardless of whether such items are included in other comprehensive income or loss, or in net income, and (iv) one-time events pursuant to changes in GAAP and certain material non-cash income or expense items agreed upon after discussions between our Manager and our Board of Directors and after approval by a majority of our independent directors. The exclusion of depreciation and amortization from the calculation of Distributable Earnings only applies to debt investments related to real estate to the extent we foreclose upon the property or properties underlying such debt investments. Although Distributable Earnings is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Compensation Committee has not historically, and does not currently, evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) of Regulation S-K as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Company Selected Measure Name	Distributable Earnings
Named Executive Officers, Footnote
(2)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Salem in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Salem during the applicable year.

(4)
For fiscal year 2025, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer, Kendra L. Decious, our Chief Financial Officer and Treasurer and Kelly Galligan, our former General Counsel and Secretary. As previously disclosed, Ms. Galligan resigned from her role as General Counsel and Secretary effective as of January 30, 2026.

For fiscal year 2024, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer, Kendra L. Decious, our Chief Financial Officer and Treasurer, Kelly Galligan, our General Counsel and Secretary, and Vincent J. Napolitano, our former General Counsel and Secretary. As previously disclosed, Mr. Napolitano stepped down from his role as General Counsel and Secretary effective as of October 22, 2024, and was succeeded by Ms. Galligan.
For fiscal year 2023, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer, Kendra L. Decious, our Chief Financial Officer and Treasurer, and Vincent J. Napolitano, our former General Counsel and Secretary.
For fiscal year 2022, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer; Kendra L. Decious, our Chief Financial Officer and Treasurer; Vincent J. Napolitano, our former General Counsel and Secretary; and Mostafa Nagaty, our former Chief Financial Officer and Treasurer. As previously disclosed, Mostafa Nagaty stepped down from his role as Chief Financial Officer and Treasurer of the Company on March 1, 2022 and was succeeded by Kendra Decious.
For fiscal year 2021, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer; Mostafa Nagaty, our former Chief Financial Officer and Treasurer; and Vincent J. Napolitano, our former General Counsel and Secretary.

Peer Group Issuers, Footnote
(8)
Total shareholder return for the FTSE NAREIT All Mortgage Capped Index, which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 688,188	$ 915,688	$ 1,027,088	$ 1,463,000	$ 1,979,366
PEO Actually Paid Compensation Amount	$ 588,399	650,106	1,073,836	674,410	2,470,598
Adjustment To PEO Compensation, Footnote
(2)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Salem in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Salem during the applicable year.

Description	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)
Reported Summary Compensation Total	1,979,366	1,463,000	1,027,088	915,688	688,188
Change in Pension Value Deduction(a)	—	—	—	—	—
Pension Service Cost Addition(a)	—	—	—	—	—
Prior Pension Service Cost Addition(a)	—	—	—	—	—
Reported Stock Awards Deduction(b)	(1,979,366)	(1,463,000)	(1,027,088)	(915,688)	(688,188)
Equity Award Adjustments(c)	2,470,598	674,410	1,073,836	650,106	588,399
Compensation Actually Paid	2,470,598	674,410	1,073,836	650,106	588,399

(a)	The Company has no pension plans.
(b)
Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Mr. Salem did not receive option awards in the years shown.

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	667,875	(149,618)	—	(95,276)	—	165,418	588,399
2024	820,625	(263,446)	—	(114,124)	—	207,051	650,106
2023	1,008,788	(72,428)	—	(187,408)	—	324,884	1,073,836
2022	1,396,000	(610,647)	—	(372,519)	—	261,576	674,410
2021	2,034,050	211,185	—	225,363	—	—	2,470,598

Non-PEO NEO Average Total Compensation Amount	$ 493,326	564,870	695,996	667,210	722,166
Non-PEO NEO Average Compensation Actually Paid Amount	$ 452,448	453,774	707,224	397,990	878,242
Adjustment to Non-PEO NEO Compensation Footnote
(5)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the Other NEOs, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by or paid to our Other NEOs as a group during the applicable year.

Description	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)
Average Reported Summary Compensation Total	722,166	667,210	695,996	564,870	493,326
Average Change in Pension Value Deduction(a)	—	—	—	—	—
Average Pension Service Cost Addition(a)	—	—	—	—	—
Average Prior Pension Service Cost Addition(a)	—	—	—	—	—
Average Reported Stock Awards Deduction(b)	(466,210)	(461,577)	(471,450)	(413,233)	(293,624)
Average Equity Award Adjustments(c)	622,286	192,357	482,678	302,137	252,746
Average Compensation Actually Paid to Other NEOs	878,242	397,990	707,224	453,774	452,448

(a)	The Company has no pension plans.
(b)
Average total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Other NEOs did not receive option awards in the years shown.

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	284,957	(61,519)	—	(34,459)	—	63,767	252,746
2024	370,333	(105,953)	—	(39,048)	—	76,805	302,137
2023	463,050	(21,965)	—	(57,393)	—	98,986	482,678
2022	440,438	(178,622)	—	(113,102)	(34,140)	77,783	192,357
2021	479,090	73,237	—	69,959	—	—	622,286

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return
The following charts show the relationship between (1) the compensation actually paid to our PEO(s) and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return (“TSR”) of the Company for its last five completed fiscal years. The charts also provide a comparison of the Company’s TSR to the Compensation Comparison Group (“CCG”) TSR for the five-year period.
PEO Compensation vs. Company and CCG TSR
Other NEO Average Compensation vs. Company and CCG TSR
(1)
Calculated based on a fixed investment of one hundred ($100) dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table as required by the Rule.

Compensation Actually Paid vs. Net Income
Net Income
The following charts show the relationship between (1) the compensation actually paid to our PEO and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the net income of the Company for the last five fiscal years.
PEO Compensation vs. Net Income
Other NEO Average Compensation vs. Net Income

Compensation Actually Paid vs. Company Selected Measure
Company-Selected Measure: Distributable Earnings
The following charts show the relationship between (1) the compensation actually paid to our PEO and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) distributable earnings for the last five fiscal years.
PEO Compensation vs. Distributable Earnings
Other NEO Average Compensation vs. Distributable Earnings

Total Shareholder Return Vs Peer Group
Total Shareholder Return
The following charts show the relationship between (1) the compensation actually paid to our PEO(s) and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return (“TSR”) of the Company for its last five completed fiscal years. The charts also provide a comparison of the Company’s TSR to the Compensation Comparison Group (“CCG”) TSR for the five-year period.
PEO Compensation vs. Company and CCG TSR
Other NEO Average Compensation vs. Company and CCG TSR
(1)
Calculated based on a fixed investment of one hundred ($100) dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table as required by the Rule.

Tabular List, Table
Tabular List of Financial Performance Measures
For purposes of the Rule, we have identified the following performance measures, which the Compensation Committee considered, among others, when making executive compensation decisions for performance year 2025, in response to the Tabular List disclosure requirement pursuant to Item 402(v)(6) of Regulation S-K.

Most Important Performance Measures
Company Total Shareholder Return
Net Income
Distributable Earnings

As noted above, however, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) of Regulation S-K as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial or non-financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Total Shareholder Return Amount	$ 78	86	102	94	126
Peer Group Total Shareholder Return Amount	$ 112	$ 98	$ 98	$ 85	$ 117
Company Selected Measure Amount	26,324,000	(70,683,000)	57,558,000	109,614,000	92,393,000
PEO Name	Mr. Salem	Mr. Salem	Mr. Salem	Mr. Salem	Mr. Salem
Equity Awards Adjustments, Footnote
(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	667,875	(149,618)	—	(95,276)	—	165,418	588,399
2024	820,625	(263,446)	—	(114,124)	—	207,051	650,106
2023	1,008,788	(72,428)	—	(187,408)	—	324,884	1,073,836
2022	1,396,000	(610,647)	—	(372,519)	—	261,576	674,410
2021	2,034,050	211,185	—	225,363	—	—	2,470,598

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	284,957	(61,519)	—	(34,459)	—	63,767	252,746
2024	370,333	(105,953)	—	(39,048)	—	76,805	302,137
2023	463,050	(21,965)	—	(57,393)	—	98,986	482,678
2022	440,438	(178,622)	—	(113,102)	(34,140)	77,783	192,357
2021	479,090	73,237	—	69,959	—	—	622,286

Net Income (Loss) Available to Common Stockholders, Basic	$ (69,885,000)	$ 13,071,000	$ (53,919,000)	$ 15,371,000	$ 125,635,000
Net Income (Loss) Available to Common Stockholders, Diluted	$ (69,885,000)	13,071,000	(53,919,000)	15,371,000	125,635,000
Measure:: 1
Pay vs Performance Disclosure
Name	Company Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Distributable Earnings
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(688,188)	(915,688)	(1,027,088)	(1,463,000)	(1,979,366)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	588,399	650,106	1,073,836	674,410	2,470,598
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	667,875	820,625	1,008,788	1,396,000	2,034,050
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,618)	(263,446)	(72,428)	(610,647)	211,185
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,276)	(114,124)	(187,408)	(372,519)	225,363
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,418	207,051	324,884	261,576	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(293,624)	(413,233)	(471,450)	(461,577)	(466,210)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	252,746	302,137	482,678	192,357	622,286
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	284,957	370,333	463,050	440,438	479,090
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,519)	(105,953)	(21,965)	(178,622)	73,237
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,459)	(39,048)	(57,393)	(113,102)	69,959
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(34,140)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 63,767	$ 76,805	$ 98,986	$ 77,783	$ 0